Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,214,711.86
Previously Paid Amount	0.00
Total Fee Amount	16,325.45
Total Offset Amount	0.00
Net Fee	$ 16,325.45
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false